STOCK-BASED COMPENSATION (Details 3) - Restricted Stock [Member]	12 Months Ended
Jun. 30, 2018 shares
Outstanding Restricted Shares, Number	4,042,000
Fair Value per Share 0.88 [Member]
Outstanding Restricted Shares, Number	260,333
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	3 months 18 days
Fair Value per Share 1.10 [Member]
Outstanding Restricted Shares, Number	596,667
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	1 year 25 days
Fair Value per Share 1.02 [Member]
Outstanding Restricted Shares, Number	900,000
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	2 years 3 months 14 days
Fair Value per Share 1.35 [Member]
Outstanding Restricted Shares, Number	2,210,000
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	1 year
Fair Value per Share 1.28 [Member]
Outstanding Restricted Shares, Number	75,000
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)	9 months